Share-Based Compensation (Details) - Schedule of consolidated balance sheets - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 30, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Balance as of beginning balance	$ 56,639	$ 18,243
Balance as of ending balance		56,639
(Gains)/losses recognized in earnings	305,769	57,079
Redemptions		(17,758)
Modifications – expiration of call option	(10,641)	$ (925)
Modifications – Incentive Plan Modification	$ (351,767)